Loan Payable (Details)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 01, 2020	Jun. 29, 2021 USD ($)	Feb. 22, 2021 USD ($)	May 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Mar. 01, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 09, 2020 USD ($)
Loan Payable (Details) [Line Items]
Unused borrowing capacity amount					$ 15,000,000		$ 15,000,000				$ 4,500,000
Term loan warrants, description							warrants to purchase preferred stock up to 1% of the fully diluted capitalization (including allowance for conversion of all outstanding convertible notes, SAFE notes and such warrants) of the Company were granted to the lender exercisable at the lender’s option. 80% of the 1% of the warrants were earned by the lender at the completion of the agreement. The additional 20% of the warrants was forfeited as of June 30, 2021. The stock purchase warrant expires on June 30, 2031. The warrant’s original estimated fair value of $15,647,538 was recorded as a derivative liability under ASC 815, Derivatives and Hedging, with the offset recorded as a debt discount. See also Note 10 for discussion on the valuation and recording of the warrants as of June 30, 2021
Debt issuance cost					143,705		$ 143,705
Interest expense amortization					2,633,820	$ 14,552	3,350,491	$ 18,192
Aggregate amount of convertible notes payable					$ 15,647,538		$ 15,647,538
Convertible notes exceeds percentage							63.00%
Effective interest rate percentage					125.97%		125.97%
Equipment loan borrow up amount					$ 4,500,000		$ 4,500,000
Equipment loan fixed interest rate percentage					9.75%		9.75%				9.75%
Borrwings under equipment loan											$ 4,500,000	$ 1,536,772
Original issuance discount amount							$ 49,000		$ 49,000
Principal amount	$57,929								$1,536,772
Equipment loan preferred stock, description							a stock purchase warrant was also issued to the lender, which allows for the purchase of Series A Preferred Stock or Preferred Stock in a subsequent round of financing in an amount of $225,000. Under the stock purchase warrant agreement, the lender is also provided the right to invest up to an additional $250,000 in the Company’s equity or convertible debt issued in future offerings. The lender exercised this right with the SAFE notes issued in February 2021. The stock purchase warrant expires on March 9, 2030. The warrant’s original estimated fair value of $29,415 was recorded as a derivative liability under ASC 815, Derivatives and Hedging, with the offset recorded as a debt discount (See Note 10).		a stock purchase warrant was also issued to the lender, which allows for the purchase of a number of shares of Series A Preferred Stock (or, subject to certain conditions, Preferred Stock in a subsequent round of financing) equal to $225,000 divided by the price per share in the applicable round of financing. Under the warrant agreement, the lender is also provided certain rights to invest up to an additional $250,000 in the Company’s equity or convertible debt issued in future offerings. The warrant expires on March 9, 2030. The original fair value of the warrant of $29,415 was recorded as a derivative liability with the offset recorded as a debt discount (See Note 10).
Debt issuance cost of equipment loan					$ 37,659		$ 37,659		$ 37,659
Warrant discount and debt issuance cost									67,537
Promisssory note amount		$ 1,500,000
Interest rate of prime plus		2.00%
Number of business days											(10)
Debt Instrument, Convertible, Number of Equity Instruments	250,000
Warrant discount and debt issuance cost									$ 116,074
Term loan [Member]
Loan Payable (Details) [Line Items]
Maximum term loan available			$ 40,000,000							$ 25,000,000
Annual interest rate			12.00%
PPP Loan [Member]
Loan Payable (Details) [Line Items]
PPP loan amount				$ 970,000
PPP loan bears interest rate percentage				1.00%